BUSINESS COMBINATIONS	6 Months Ended
Jun. 30, 2021
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 9 – BUSINESS COMBINATIONS

On April 6, 2021, the Company entered into an agreement and plan of merger (as it may be amended or restated from time to time the “Merger Agreement”), by and among Merger Sub and Better Therapeutics. Under the Merger

Agreement, the Company has agreed to acquire all of the outstanding shares of Better Therapeutics’ common stock in exchange for 15,000,000 shares of the Company’s common stock, subject to adjustment.

On the date the Transaction is effective (the “Effective Time”), among other items: each share of Better Therapeutics common stock (other than its restricted stock) issued and outstanding immediately prior to the Effective Time shall be canceled and automatically converted into such Better Therapeutics Shareholder’s right to receive, without interest, the number of shares of the Company’s common stock equal to the product of (i) the number of shares of Better Therapeutics common stock (other than Better Therapeutics restricted stock) held by such Better Therapeutics Shareholder and (ii) the “Exchange Ratio” determined by dividing (A) the Merger Consideration (as defined in the Merger Agreement) by (B) the issued and outstanding number of shares of Better Therapeutics common stock as of the closing.

In connection with the proposed Transaction, the Company has obtained commitments from interested accredited investors (each a “Subscriber”) to purchase shares of the Company’s common stock which will be issued in connection with the closing (the “PIPE Shares”), for an aggregate cash amount of $50,000,000 at a purchase price of $10.00 per share, in a private placement (the “PIPE”). Certain offering related expenses are payable by the Company, including customary fees payable to the placement agents. Such commitments are being made by way of the Subscription Agreements (the “PIPE Subscription Agreements”), by and among each Subscriber and the Company. The closing of the sale of PIPE Shares (the “PIPE Closing”) will be contingent upon the substantially concurrent consummation of the Transaction. The PIPE Closing will occur on the date of, and immediately prior to, the consummation of the Transaction.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.